Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 018
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Master Trust
The following table presents the Plan’s interest in the Master Trust balance as of December 31, 2025 and 2024 (in thousands):

	December 31, 2025		December 31, 2024
	Master Trust Balance	Plan’s Interest in Master Trust Balance	Master Trust Balance	Plan’s Interest in Master Trust Balance

Cash and cash equivalents and short-term investment fund	$675,098	$15,280	$724,303	$16,516
Common and preferred stocks	8,447,158	164,751	6,934,489	145,879
Common stocks - Lockheed Martin	11,373,758	225,249	12,097,506	248,225
Common/collective trusts (a)	28,919,660	509,857	26,108,226	473,273
Registered investment companies (mutual funds)	1,012,735	26,297	718,567	19,897
Corporate debt securities	867,174	22,469	755,451	20,722
U.S. Government securities	662,609	18,318	667,026	19,281
Other investments (b)	148,008	3,768	130,680	3,413
Self-directed brokerage account	3,390,181	47,976	2,842,080	39,778
Total investments at fair value (c)(d)	55,496,381	1,033,965	50,978,328	986,984

Fully benefit-responsive investment contracts at contract value	4,887,387	147,505	4,991,458	156,654

Plus:
Due from broker for securities sold	23,298	457	5,003	102
Accrued interest and dividends	55,418	1,087	39,222	801
Other receivables (e)	44,842	879	67,276	1,375
Less:
Due to broker for securities purchased	(47,874)	(939)	(19,006)	(388)
Accrued expenses	(50,044)	(981)	(77,077)	(1,575)
Other payables (e)	(296)	(6)	(26)	(1)

Total net assets (d)	$60,409,112	$1,181,967	$55,985,178	$1,143,952
(a)Includes 103-12 investment entities.
(b)Includes auto loans, bank loans, collateralized mortgage obligations, government agencies and credit card loans.
(c)The Plan’s reported total investments at fair value as of December 31, 2025 and 2024 has a variance of $(8.8) million and $1.7 million, respectively, to the reported Interest in Lockheed Martin Corporation Defined Contribution Plans Master Trust of
Investments at fair value on the Statements of Net Assets Available for Benefits (see page 3). These amounts are the net result between certain accruals recorded by either the Master Trust or the Plan separately at year-end.
(d)The total investments at fair value and total net assets on the Master Trust’s balance included $1.7 million and $1.5 million of the Allcomp Inc. 401(k) Profit Sharing Plan balance as of December 31, 2025 and 2024, respectively. Effective April 19, 2022, this Plan became a participating plan in the Master Trust. Since the Plan has less than 100 participants, an audit is not required and accordingly financial statements were not prepared.
(e)Includes unsettled trades, other receivables/payables, market values on foreign currency, other cash positions on futures.
The following table presents the fair value of the assets in the Master Trust by asset category and their level within the fair value hierarchy as of December 31, 2025 (in thousands):

	Level 1	Level 2	Total
Cash and cash equivalents and short-term investment fund	$18,383	$656,715	$675,098
Common and preferred stocks	8,437,126	10,032	8,447,158
Common stocks - Lockheed Martin	11,373,758	—	11,373,758
Common/collective trusts (a)	—	28,919,660	28,919,660
Registered investment companies (mutual funds)	832,847	179,888	1,012,735
Corporate debt securities	—	867,174	867,174
U.S. Government securities	—	662,609	662,609
Other investments (b)	—	148,008	148,008
Self-directed brokerage account	3,390,181	—	3,390,181
Total investment assets at fair value	$24,052,295	$31,444,086	$55,496,381
Receivables, net			25,344
Fully benefit-responsive investment contracts at contract value			4,887,387
Total net assets			$60,409,112
The following table presents the fair value of the assets in the Master Trust by asset category and their level within the fair value hierarchy as of December 31, 2024 (in thousands):

	Level 1	Level 2	Total
Cash and cash equivalents and short-term investment fund	$36,089	$688,214	$724,303
Common and preferred stocks	6,926,943	7,546	6,934,489
Common stocks - Lockheed Martin	12,097,506	—	12,097,506
Common/collective trusts (a)	—	26,108,226	26,108,226
Registered investment companies (mutual funds)	558,254	160,313	718,567
Corporate debt securities	—	755,451	755,451
U.S. Government securities	—	667,026	667,026
Other investments (b)	—	130,680	130,680
Self-directed brokerage account	2,842,080	—	2,842,080
Total investment assets at fair value	$22,460,872	$28,517,456	$50,978,328
Receivables, net			15,392
Fully benefit-responsive investment contracts at contract value			4,991,458
Total net assets			$55,985,178
(a)Includes 103-12 investment entities
(b)Includes auto loans, bank loans, collateralized mortgage obligations, government agencies and credit card loans.